Deposits	6 Months Ended
Apr. 30, 2021
Text block [abstract]
Deposits
Note 7.    Deposits
(1)(2)

$ millions, as at				2021 Apr. 30	2020 Oct. 31
	Payable on demand (3)	Payable after notice (4)	Payable on a fixed date (5)(6)	Total	Total
Personal	$15,493	$139,262	$52,273	$207,028	$202,152
Business and government (7)	90,153	76,422	146,626	313,201	311,426
Bank	9,095	477	7,568	17,140	17,011
Secured borrowings (8)	–	–	39,194	39,194	40,151
	$114,741	$216,161	$245,661	$576,563	$570,740
Comprised of:
Held at amortized cost				$559,454	$557,321
Designated at fair value				17,109	13,419
				$576,563	$570,740
Total deposits include (9) :
Non-interest-bearing deposits
Canada				$80,976	$71,122
U.S.				13,779	13,833
Other international				5,098	5,798
Interest-bearing deposits
Canada				380,765	389,439
U.S.				71,960	66,399
Other international				23,985	24,149
				$576,563	$570,740
(1)
Includes deposits of $195.6 billion (October 31, 2020: $185.2 billion) denominated in U.S. dollars and deposits of $30.9 billion (October 31, 2020: $30.2 billion) denominated in other foreign currencies.

(2)	Net of purchased notes of $3.7 billion (October 31, 2020: $3.1 billion).
(3)	Includes all deposits for which we do not have the right to require notice of withdrawal. These deposits are generally chequing accounts.
(4)	Includes all deposits for which we can legally require notice of withdrawal. These deposits are generally savings accounts.
(5)	Includes all deposits that mature on a specified date. These deposits are generally term deposits, guaranteed investment certificates, and similar instruments.
(6)
Includes $23.9 billion (October 31, 2020: $19.9 billion) of deposits which are subject to the bank recapitalization
(bail-in)
conversion regulations issued by the Department of Finance Canada. These regulations provide certain statutory powers to the Canada Deposit Insurance Corporation (CDIC), including the ability to convert specified eligible shares and liabilities of CIBC into common shares in the event that CIBC is determined to be non-viable.

(7)	Includes $301 million (October 31, 2020: $303 million) of Notes issued to CIBC Capital Trust.
(8)	Comprises liabilities issued by, or as a result of, activities associated with the securitization of residential mortgages, covered bond programme, and consolidated securitization vehicles.
(9)	Classification is based on geographical location of the CIBC office.